Shareholder Report, Holdings (Details) - C000032270	Jun. 30, 2024
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
salesforce.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Software
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Internet & Direct Marketing Retail
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
IT Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.40%